BUSINESS ACQUISITIONS (Details - Fair value of assets and liabilities acquisition) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 11, 2024
Business Combination, Separately Recognized Transaction [Line Items]
Goodwill	$ 23,965	$ 23,965
Optilan India PVT Ltd And Optilan Communication And Security Systems Ltd [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Cash			$ 1,836
Accounts receivable			189,732
Other current assets			145,536
Property & equipment			33,349
Goodwill			24,770
Total assets			395,223
Assumed liabilities			314,247
Non-controlling interest			(15,976)
Total Consideration of equity interests			65,000
Amounts Recognized As Of Acquisition Date [Member] | Optilan India PVT Ltd And Optilan Communication And Security Systems Ltd [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Cash			1,637
Accounts receivable			128,392
Other current assets			89,082
Property & equipment			35,595
Goodwill			181,478
Total assets			436,184
Assumed liabilities			371,184
Non-controlling interest			0
Total Consideration of equity interests			65,000
Measurement Period Adjustments [Member] | Optilan India PVT Ltd And Optilan Communication And Security Systems Ltd [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Cash			199
Accounts receivable			61,376
Other current assets			56,455
Property & equipment			(2,246)
Goodwill			(156,563)
Total assets			(40,779)
Assumed liabilities			56,755
Non-controlling interest			(15,976)
Total Consideration of equity interests			$ 0